REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Disaggregated Revenue by Market Based on Location, Monetization Type and Product Type	The Group records deferred revenue upon execution of subscriptions when the subscription plan requires upfront payment.

	Year ended December 31,
	2025	2024	2023
Marketing	124,320	118,815	101,000
Data	41,127	8,367	7,652
Total revenues	165,447	127,182	108,652
The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	Year ended December 31,
	2025	2024	2023
North America	87,235	55,500	60,755
U.K. and Ireland	41,660	39,179	31,347
Other Europe	26,102	22,463	10,994
Rest of the world	10,450	10,040	5,556
Total revenues	165,447	127,182	108,652
The Group presents disaggregated revenue by monetization type as follows:

	Year ended December 31,
	2025	2024	2023
Performance marketing	103,567	101,078	87,824
Subscription	41,127	8,367	7,652
Advertising & other	20,753	17,737	13,176
Total revenues	165,447	127,182	108,652
Revenue disaggregated by product type is as follows:

	Year ended December 31,
	2025	2024	2023
Casino	96,545	92,224	66,869
Sports	65,085	33,888	41,189
Other	3,817	1,070	594
Total revenues	165,447	127,182	108,652

Schedule of Significant Changes in Contract Assets and Contract Liabilities
The following table provides contract assets and contract liabilities from contracts with customers:

	As at December 31,
	2025	2024
Contract assets	584	252
Contract liabilities	(5,100)	(2,616)
The following table shows how much of the revenue recognized in the years ended December 31, 2025, December 31, 2024 and December 31, 2023 relate to brought forward contract liabilities:

	Year ended December 31,
	2025	2024	2023
Subscription	2,616	2,207	1,692